Note Payable to Related Parties (Details)	12 Months Ended
Jun. 30, 2014 USD ($)
Note Payable To Related Parties Details
Beginning Balance	$ 175,000
Additional notes issued	$ 22,500
Discount on note payable
Repayments of notes payable	$ (197,500)
Ending Balance